Consolidated Balance Sheets	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
Current assets
Cash and cash equivalents	$ 817,160	$ 6,406,536	$ 2,827,722
Accounts receivable, net	516,548	4,049,733	9,529,162
Other receivables, net	11,637	91,231	448,796
Prepaid expenses	1,400	10,979	40,854
Total current assets	1,346,745	10,558,479	12,846,534
Property and equipment, net	10,693	83,832	33,938
Deposits, noncurrent	11,726	91,934	91,934
Right-of-use assets – operating lease			250,504
Deferred offering costs	1,338,707	10,495,460	13,992,092
Deferred tax assets, net	121	952	10,734
Total non-current assets	1,361,247	10,672,178	14,379,202
Total assets	2,707,992	21,230,657	27,225,736
Current liabilities
Accrued expenses and other payables	106,604	835,776	379,465
Deferred revenue	38,794	304,144	248,797
Income tax payable	353,653	2,772,639	2,253,342
Operating lease obligation, current portion			250,504
Total current liabilities	499,051	3,912,559	3,132,108
Total liabilities	499,051	3,912,559	3,132,108
Commitment and contingencies (Note 11)
Shareholders’ equity
Ordinary shares, US$0.00052083 par value, authorized 96,000,000 shares as of March 31, 2025 and 2026; 19,200,000 shares issued and outstanding as of March 31, 2025 and 2026, respectively	10,000	78,498	78,498
Shares subscription receivable	(10,000)	(78,498)	(78,498)
Additional paid-in capital	1,148	9,000	9,000
Retained earnings	2,207,793	17,309,098	24,087,002
Accumulated other comprehensive loss			(2,374)
Total shareholders’ equity	2,208,941	17,318,098	24,093,628
Total equity
Total liabilities and shareholders’ equity	$ 2,707,992	$ 21,230,657	$ 27,225,736